Document and Entity Information	Feb. 17, 2023
Cover [Abstract]
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0000897448
Document Type	8-K
Document Period End Date	Feb. 17, 2023
Entity Incorporation State Country Code	X0
Entity File Number	000-21392
Entity Address, Address Line One	Iconic Offices, The Greenway
Entity Address, Address Line Two	Block C Ardilaun Court
Entity Address, Address Line Three	112-114 St Stephens Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
City Area Code	+353 (0) 1
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares (ADS(s)), each ADS representing the right to receive one (1) Ordinary Share of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false